Results of Operations - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Research And Development Expenses [Abstract]
Employee expenses	€ 4,528	€ 4,179
Travel & Living	107	198
Clinical study costs	2,720	2,786
Preclinical study costs	866	1,729
Process development and scale-up	803	1,504
Consulting fees	191	574
IP filing and maintenance fees	141	135
Share-based payments	398	515
Depreciation	727	719
Rent and utilities	415	366
Others	245	2
Total R&D expenses	€ 11,141	€ 12,706